INCOME TAX EXPENSE	12 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
INCOME TAX EXPENSE

9 INCOME TAX EXPENSE

During the year ended 31 March 2024, income tax expense of the Group represented under-provision of current tax from 2022 of a subsidiary in United States of America. There was no other current tax expense or deferred tax expense for that year.

There was no current or deferred tax expense for each of the years ended 31 March 2023 and 2025.

9.1 Current income taxes

Under the two-tiered profits tax rates regime of Hong Kong Profits Tax, the first HK$2 million (c.$250,000) of profits of the qualifying group entity will be taxed at 8.25%, and profits above HK$2 million (c.$250,000) will be taxed at 16.5%. The profits of group entities not qualifying for the two-tiered profits tax rates regime will continue to be taxed at a flat rate of 16.5%.

Taxes charged on profits assessable elsewhere have been calculated at the rates of tax prevailing in the countries in which the Group operates, based on existing legislation, interpretation and practices in respect thereof.

The income tax expense for the year can be reconciled to the loss for the year per the consolidated statement of profit or loss and other comprehensive income as follows:

	Year ended	Year ended	Year ended
	31 March 2025	31 March 2024	31 March 2023
	USD	USD	USD
Loss before taxation	(5,212,879)	(4,862,470)	(9,257,598)

Notional tax calculated at the rates applicable to profits in the tax jurisdictions concerned	(381,348)	(821,825)	(1,555,403)
Tax effect of expenses that are not deductible	215,019	405,775	451,111
Tax effect of income that are not taxable	-	(676,665)	-
Tax effect of tax losses not recognized	166,329	1,092,715	1,104,292
Under-provision in prior years	-	8,917	-
Income tax expense	-	8,917	-

9.2 Deferred income taxes

Deferred income tax assets and liabilities are offset when there is a legally enforceable right to offset tax recoverable against current income tax liabilities and when the deferred income taxes relate to the same fiscal authority.

The Group has accumulated tax losses of $22,775,852 at 31 March 2025 (2024: $21,847,422) that are available indefinitely for offsetting against future taxable profits of the respective group companies in which the losses arose. No deferred tax asset has been recognized in respect of the tax losses.

The ultimate realization of unused tax losses is dependent upon the generation of sufficient future taxable profits during the periods in which those temporary differences become deductible. In determining the recognition of a deferred tax asset, management considered the future profitability of the Group. While management expects the Group to return profits in the future, there is still an element of uncertainty and as such, no deferred tax asset has been recognized.